Discontinued Operations and Disposition (Tables)	6 Months Ended
Jun. 30, 2021
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations
	For the Six Months Ended June 30,
	2021	2020
Revenues	$-	$109,363
Cost of revenues	-	89,405
Gross profit	-	19,958
Operating expenses	-	147,935
Other income, net	-	2,664
Loss before income taxes	-	125,313
Income tax expense	-	2,165
Loss from discontinued operations	-	127,478
Loss from disposal, net of taxes	-	-
Total loss from discontinued operations	$-	$127,478